PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PREMISES AND EQUIPMENT, NET
PREMISES AND EQUIPMENT, NET

NOTE 10. PREMISES AND EQUIPMENT, NET

As of December 31, 2022 and 2021, the premises and equipment, net consisted of the following:

As of December 31, 2022

Premises and equipment for own use

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment for own use	January 1,		Expenses		Assets	changes in	December 31,
	2022	Additions	depreciation and	Disposals	classified as held	foreign	2022
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Land
Cost	551,484	34,151	-	(3,773)	(17,068)	40,919	605,713
Construction in progress
Cost	37,040	24,643	-	(17,714)	-	7,870	51,839
Accumulated impairment	-	-	(3,536)	3,536	-	-	-
Buildings
Cost	1,795,240	20,789	-	(18,844)	(43,379)	124,883	1,878,689
Accumulated depreciation	(458,784)	-	(37,604)	14,939	13,878	(67,979)	(535,550)
Furniture and fixtures
Cost	662,385	46,390	-	(42,540)	-	43,659	709,894
Accumulated depreciation	(388,005)	-	(44,958)	29,759	-	(29,788)	(432,992)
Computer equipment
Cost	881,056	191,122	-	(125,436)	-	60,488	1,007,230
Accumulated depreciation	(545,954)	-	(114,099)	106,367	-	(42,305)	(595,991)
Vehicles
Cost	42,366	5,253	-	(18,361)	(163)	2,618	31,713
Accumulated depreciation	(18,233)	-	(4,484)	4,721	64	(1,574)	(19,506)
Leasehold improvements
Cost	5,307	32,144	-	(1,058)	(27,075)	343	9,661
Accumulated depreciation	(510)	-	(32)	16	-	(101)	(627)
Total premises and equipment for own use - cost	3,974,878	354,492	-	(227,726)	(87,685)	280,780	4,294,739
Total premises and equipment - accumulated depreciation	(1,411,486)	-	(201,177)	155,802	13,942	(141,747)	(1,584,666)
Total premises and equipment - accumulated impairment	-	-	(3,536)	3,536	-	-	-
Total premises and equipment for own use, net	2,563,392	354,492	(204,713)	(68,388)	(73,743)	139,033	2,710,073

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment in operating leases

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment in operating leases	January 1,		Expenses		Assets	changes in	December 31,
	2022	Additions	depreciation and	Disposals	classified as held	foreign	2022
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	-	2,091
Accumulated depreciation	(106)	-	(254)	-	-	-	(360)
Computer equipment
Cost	121,071	45,690	-	(6,001)	(9,791)	-	150,969
Accumulated depreciation	(46,884)	-	(32,482)	4,618	8,171	-	(66,577)
Vehicles
Cost	3,113,511	2,265,250	-	(36,539)	(623,817)	-	4,718,405
Accumulated depreciation	(652,423)	-	(326,683)	2,700	188,871	-	(787,535)
Total premises and equipment in operating leases - cost	3,236,673	2,310,940	-	(42,540)	(633,608)	-	4,871,465
Total premises and equipment - accumulated depreciation	(699,413)	-	(359,419)	7,318	197,042	-	(854,472)
Total premises and equipment in operating leases, net	2,537,260	2,310,940	(359,419)	(35,222)	(436,566)	-	4,016,993

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment total

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment total	January 1,		Expenses		Assets	changes in	December 31,
	2022	Additions	depreciation and	Disposals	classified as held	foreign	2022
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Total premises and equipment - cost	7,211,551	2,665,432	-	(270,266)	(721,293)	280,780	9,166,204
Total premises and equipment - accumulated depreciation	(2,110,899)	-	(560,596)	163,120	210,984	(141,747)	(2,439,138)
Total premises and equipment - accumulated impairment	-	-	(3,536)	3,536	-	-	-
Total premises and equipment, net	5,100,652	2,665,432	(564,132)	(103,610)	(510,309)	139,033	6,727,066

(1) See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2021

Premises and equipment for own use

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment for own use	January 1,		Expenses		Assets	changes in	December 31,
	2021	Additions	depreciation(1)	Disposals	classified	foreign	2021
					as held for	exchange
					sale	rate
In millions of COP
Land
Cost	498,981	39,661	-	(15,206)	-	28,048	551,484
Construction in progress
Cost	63,192	35,205	-	(65,769)	-	4,412	37,040
Buildings
Cost	1,652,899	127,695		(70,783)	-	85,429	1,795,240
Accumulated depreciation	(390,798)	-	(33,158)	7,633	-	(42,461)	(458,784)
Furniture and fixtures
Cost	666,748	44,767	-	(83,214)	-	34,084	662,385
Accumulated depreciation	(389,892)	-	(53,785)	80,105	-	(24,433)	(388,005)
Computer equipment
Cost	895,602	83,503	-	(145,334)	-	47,285	881,056
Accumulated depreciation	(539,795)	-	(110,969)	140,254	-	(35,444)	(545,954)
Vehicles
Cost	27,203	19,488	-	(6,985)	(116)	2,776	42,366
Accumulated depreciation	(14,477)	-	(3,771)	1,103	15	(1,103)	(18,233)
Leasehold improvements
Cost	41,667	21,057	-	(57,649)	-	232	5,307
Accumulated depreciation	(1,168)	-	(273)	1,014	-	(83)	(510)
Total premises and equipment for own use - cost	3,846,292	371,376	-	(444,940)	(116)	202,266	3,974,878
Total premises and equipment - accumulated depreciation	(1,336,130)	-	(201,956)	230,109	15	(103,524)	(1,411,486)
Total premises and equipment for own use, net	2,510,162	371,376	(201,956)	(214,831)	(101)	98,742	2,563,392

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment in operating leases

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment in operating leases	January 1,		Expenses		Assets	changes in	December 31,
	2021	Additions	depreciation(1)	Disposals	classified	foreign	2021
					as held for	exchange
					sale	rate
In millions of COP
Furniture and fixtures
Cost	-	2,091	-	-	-	-	2,091
Accumulated depreciation	-	-	(106)	-	-	-	(106)
Computer equipment
Cost	74,120	54,293	-	(1,996)	(5,346)	-	121,071
Accumulated depreciation	(30,412)	-	(23,106)	1,659	4,975	-	(46,884)
Vehicles
Cost	2,299,514	1,254,452	-	(39,746)	(400,709)	-	3,113,511
Accumulated depreciation	(551,080)	-	(241,011)	(1,732)	141,400	-	(652,423)
Total premises and equipment in operating leases - cost	2,373,634	1,310,836	-	(41,742)	(406,055)	-	3,236,673
Total premises and equipment - accumulated depreciation	(581,492)	-	(264,223)	(73)	146,375	-	(699,413)
Total premises and equipment in operating leases, net	1,792,142	1,310,836	(264,223)	(41,815)	(259,680)	-	2,537,260
(1)	See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment total

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment total	January 1,		Expenses		Assets	changes in	December 31,
	2021	Additions	depreciation(1)	Disposals	classified	foreign	2021
					as held for	exchange
					sale	rate
In millions of COP
Total premises and equipment - cost	6,219,926	1,682,212	-	(486,682)	(406,171)	202,266	7,211,551
Total premises and equipment - accumulated depreciation	(1,917,622)	-	(466,179)	230,036	146,390	(103,524)	(2,110,899)
Total premises and equipment, net	4,302,304	1,682,212	(466,179)	(256,646)	(259,781)	98,742	5,100,652
(1)	See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2022 and 2021, there were contractual commitments for the purchase of premises and equipment of COP 3,816 and COP 13,128, respectively. As of December 31, 2022 and 2021, there was no premises and equipment related to subsidiaries classified as held for sale, pledged as collateral, or with ownership restrictions. Additionally, the assessment made by the Bank indicates there is no evidence of impairment of its premises and equipment.

As of December 31, 2022 and 2021, the amount of fully depreciated premises and equipment that is still in use is COP 714,734 and COP 622,589, respectively, mainly comprised of computer equipment, furniture and fixtures and office equipment. The temporarily idle premises and equipment amounted to COP 75,473 in 2022 and COP 69,538 in 2021.